Stockholders’ Equity (Deficit) (Details) - Schedule of common stock subject to possible redemption reflected on the balance sheet - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds from IPO	$ 57,339,200
Less:
Fair value of public warrants at issuance	(3,201,883)
Offering Costs allocated to common stock subject to possible redemption	(3,547,468)
Plus:
Accretion of common stock subject to possible redemption	1,733,440	$ 6,332,332
Common stock redeemed on December 19, 2022		(45,952,279)
Common stock subject to possible redemption	$ 52,323,289	$ 12,703,342